Equity Incentive Plan Stock Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options, Outstanding, Number, period start		2,600	20,050
Options, Outstanding, Weighted Average Exercise Price, period start		$ 781.19	$ 199.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	50,000	130,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 2.52	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(30,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 2.52	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(1,425)	(17,450)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 995.07	$ 160.93
Options, Outstanding, Number, period end		101,175	2,600
Options, Outstanding, Weighted Average Exercise Price, period end		$ 8.94	$ 781.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		101,175
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		5 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		101,175
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.52	$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Aggregate Intrinsic Value		$ 0